UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                        UBS MULTI-STRAT FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MARCH 31, 2009

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                                                                                                       REALIZED AND
                                                                                             % OF       UNREALIZED         INITIAL
                                                                                           MEMBERS'  GAIN/(LOSS) FROM    ACQUISITION
                  INVESTMENT FUND                              COST         FAIR VALUE     CAPITAL     INVESTMENTS          DATE
-------------------------------------------------------    ------------    ------------   --------   ----------------    -----------
Waterstone Market Neutral Fund, L.P.                        $ 4,258,956     $ 6,563,389      6.00%     $ 1,222,552        10/1/2004
                                                            -----------     -----------     -----      -----------
  CONVERTIBLE ARBITRAGE SUBTOTAL                            $ 4,258,956     $ 6,563,389      6.00%     $ 1,222,552

CPIM Structured Credit Fund, L.P. (a)                         5,000,000       1,068,084      0.98         (210,648)       11/1/2005
Marathon Structured Finance Fund, L.P.                        6,309,524       5,061,250      4.62          142,931         4/1/2005
Marathon Structured Finance Fund, L.P. (b)                      190,476         863,395      0.79          (31,079)        4/1/2005
                                                            -----------     -----------     -----      -----------
  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL                  $11,500,000     $ 6,992,729      6.39%     $   (98,796)

Claren Road Credit Partners, L.P.                             5,352,943       6,909,743      6.31        1,072,114         1/1/2007
Claren Road Credit Partners, L.P., (L Interest Payable)         573,746          79,412      0.07         (494,334)        1/1/2007
Claren Road Credit Partners, L.P., (L Interest)               1,549,866         148,599      0.14          (82,759)        1/1/2007
Harbinger Capital Partners Fund I, L.P. (c)                   1,993,634       2,096,287      1.92          183,728         9/1/2007
Harbinger Capital Partners Fund I, L.P., Class L                 52,097          57,945      0.05            7,941         9/1/2007
Harbinger Class PE Holdings (US) Trust                          916,670         864,850      0.79          (51,820)        9/1/2007
                                                            -----------     -----------     -----      -----------
  DISTRESSED CREDIT SUBTOTAL                                $10,438,956     $10,156,836      9.28%     $   634,870

Bay Pond Partners, L.P.                                       5,000,000       5,617,553      5.13        1,065,014         7/1/2007
Cobalt Partners, L.P.                                         7,000,000       7,122,339      6.51          292,979         7/1/2007
D. Jabro Partners, L.P.                                       4,230,048       5,562,377      5.08           68,472         1/1/2006
DunDonald Fund I,  L.P.                                       6,146,612       7,464,322      6.82          261,721         4/1/2007
Eminence Partners, L.P.                                       4,149,544       5,399,548      4.93          294,790         1/1/2005
                                                            -----------     -----------     -----      -----------
  LONG/SHORT EQUITY SUBTOTAL                                $26,526,204     $31,166,139     28.47%     $ 1,982,976

D.E. Shaw Oculus Fund, L.L.C. (c)                             2,618,192       4,881,434      4.46          108,115        11/1/2004
Davidson Kempner Partners, L.P.                               5,781,888       6,315,277      5.77           64,965         1/1/2006
Davidson Kempner Partners, L.P. (b)                             393,068         291,578      0.27          (12,667)        1/1/2006
OZ Domestic Partners, L.P.                                    5,928,397       7,030,045      6.42          592,064         5/1/2005
OZ Domestic Partners, L.P. (b)                                1,933,207       2,436,707      2.22         (250,781)        5/1/2005
                                                            -----------     -----------     -----      -----------
  MULTI-STRATEGY SUBTOTAL                                   $16,654,752     $20,955,041     19.14%     $   501,696

Amber Fund, L.P. (a)                                          2,091,220       2,556,879      2.33          453,532         2/1/2006
Brookdale International Partners, L.P.                        5,453,741       8,703,861      7.95          637,749         8/1/2005
Seneca Capital, L.P. (a)                                      1,414,231       1,375,593      1.26          (45,425)       10/1/2004
Seneca Capital, L.P. (b)                                        477,699          31,463      0.03          (82,873)       10/1/2004
Seneca Capital, L.P. (b)                                        456,281          65,224      0.06          (55,727)       10/1/2004
                                                            -----------     -----------     -----      -----------
  SPECIAL SITUATIONS SUBTOTAL                               $ 9,893,172     $12,733,020     11.63%     $   907,256

Other Securities                                                 24,436           8,076      0.01            1,449
Redeemed Investment Funds                                            --              --        --          (45,834)

                                                            -----------     -----------     -----      -----------
TOTAL                                                       $79,296,476     $88,575,230     80.92%     $ 5,106,169
                                                            ===========     ===========     =====      ===========


                                                                                                     DOLLAR AMOUNT OF
                                                                                  FIRST            FAIR VALUE FOR FIRST
                                                                                AVAILABLE                AVAILABLE
                  INVESTMENT FUND                            LIQUIDITY*        REDEMPTION**             REDEMPTION
-------------------------------------------------------  ---------------     --------------      ----------------------
Waterstone Market Neutral Fund, L.P.                        Quarterly

  CONVERTIBLE ARBITRAGE SUBTOTAL

CPIM Structured Credit Fund, L.P. (a)                          N/A
Marathon Structured Finance Fund, L.P.                    Every 18 Months      12/31/2009               5,061,250
Marathon Structured Finance Fund, L.P. (b)                     N/A

  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL

Claren Road Credit Partners, L.P.                           Quarterly
Claren Road Credit Partners, L.P., (L Interest Payable)        N/A
Claren Road Credit Partners, L.P., (L Interest)                N/A
Harbinger Capital Partners Fund I, L.P. (c)                 Quarterly
Harbinger Capital Partners Fund I, L.P., Class L               N/A
Harbinger Class PE Holdings (US) Trust                         N/A

  DISTRESSED CREDIT SUBTOTAL

Bay Pond Partners, L.P.                                    Semi-Annually
Cobalt Partners, L.P.                                      Semi-Annually        6/30/2009               7,122,339
D. Jabro Partners, L.P.                                     Annually
DunDonald Fund I,  L.P.                                     Quarterly
Eminence Partners, L.P.                                     Quarterly

  LONG/SHORT EQUITY SUBTOTAL

D.E. Shaw Oculus Fund, L.L.C. (c)                              N/A
Davidson Kempner Partners, L.P.                             Annually
Davidson Kempner Partners, L.P. (b)                            N/A
OZ Domestic Partners, L.P.                                  Annually
OZ Domestic Partners, L.P. (b)                                 N/A

  MULTI-STRATEGY SUBTOTAL

Amber Fund, L.P. (a)                                           N/A
Brookdale International Partners, L.P.                      Quarterly
Seneca Capital, L.P. (a)                                       N/A
Seneca Capital, L.P. (b)                                       N/A
Seneca Capital, L.P. (b)                                       N/A


 * Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
**   Investment Funds with no dates can be redeemed in full.
(a) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(b) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(c) In accordance with the offering materials, the Investment Fund has limited the amount of redemption requests paid to the Fund.

                                                                                             UBS MULTI-STRAT FUND, L.L.C.
                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                              (UNAUDITED)
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                                                                                                           MARCH 31, 2009

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         Securities  valuation policies and other investment related disclosures are hereby  incorporated  by  reference  to the annual and  semi-annual reports previously filed with the Securities and Exchange Commission on
         Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities.
         LEVEL 2--other  significant  observable inputs (including quoted prices for similar  securities,  interest rates,  prepayment  spreads,  credit risk, etc.)
         LEVEL   3--significant   unobservable   inputs  (including  Fund's  own
         assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                   ------------------------------------------------------------------------------------------------------
                                                                                        OTHER SECURITIES AND
                   VALUATION INPUTS                                                 OTHER FINANCIAL INSTRUMENTS*
                   ------------------------------------------------------------------------------------------------------
                   Level 1 - Quoted Prices                                                  $     8,076
                   ------------------------------------------------------------------------------------------------------
                   Level 2 - Other Significant Observable Inputs                                     --
                   ------------------------------------------------------------------------------------------------------
                   Level 3 - Other Significant Unobservable Inputs                           88,567,154
                   ------------------------------------------------------------------------------------------------------
                   TOTAL                                                                    $88,575,230
                   ------------------------------------------------------------------------------------------------------

         * Other Financial Instruments include Investments in Investment Funds.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                   ------------------------------------------------------------------------------------------------------
                                                                                     OTHER FINANCIAL INSTRUMENTS*
                   ------------------------------------------------------------------------------------------------------
                   BALANCE AS OF DECEMBER 31, 2008                                          $83,243,922
                   ------------------------------------------------------------------------------------------------------
                     Accrued discounts/premiums                                                      --
                   ------------------------------------------------------------------------------------------------------
                     Realized gain/(loss)                                                     1,009,624
                   ------------------------------------------------------------------------------------------------------
                     Change in unrealized appreciation/depreciation                           4,095,096
                   ------------------------------------------------------------------------------------------------------
                     Net purchases/(sales)                                                      218,512
                   ------------------------------------------------------------------------------------------------------
                     Transfers in and/or out of Level 3                                              --
                   ------------------------------------------------------------------------------------------------------
                   BALANCE AS OF MARCH 31, 2009                                             $88,567,154
                   ------------------------------------------------------------------------------------------------------

         * Other Financial Instruments include Investments in Investment Funds.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Multi-Strat Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.